Cumulative Effect of Adoption on the Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 30, 2018	Sep. 29, 2018	Sep. 30, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Receivables - current/non-current	$ 11,928	$ 11,021
Film and television costs and advances	9,001	9,250
Accounts payable and other accrued liabilities	10,696	10,518	$ 9,479	$ 8,855
Deferred revenue and other	3,434	3,509
Deferred income taxes	3,177	3,075	4,571	7,108
Equity	54,393	52,716	52,832	$ 45,004
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Receivables - current/non-current	12,030		11,262
Film and television costs and advances	8,968		9,202
Accounts payable and other accrued liabilities	9,799		9,479
Deferred revenue and other	4,342		4,591
Deferred income taxes	3,208		3,109
Equity	54,420		$ 52,832
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Receivables - current/non-current	(102)	(241)
Film and television costs and advances	33	48
Accounts payable and other accrued liabilities	897	1,039
Deferred revenue and other	(908)	(1,082)
Deferred income taxes	(31)	(34)
Equity	$ (27)	$ (116)